Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2018	Jun. 12, 2018	Jun. 19, 2017	Jun. 12, 2017	May 19, 2017	Mar. 27, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2015
Share price											$ 0.59	$ 0.72
Compensation cost not yet recognized											$ 11,800
Compensation cost not yet recognized, period for recognition									3 years
Stock based compensation expense							$ 204	$ 355	$ 675	$ 3,090	$ 3,412	$ 3,715
Weighted average grant date fair value (in dollars per share)									$ 30.20
Weighted average grant date fair value (in dollars per share)									$ 25.80		$ 30.60	$ 92.40
RestrictedStockUnitsMember
Stock units granted (in shares)		3,146	3,000	641	895	2,000
Weighted average grant date fair value (in dollars per share)		$ 36.40	$ 120.00	$ 13.00	$ 139.80	$ 167.00
Equity Incentive Plan 2018 [Member]
Number of shares authorized	1,000,000						632,936		632,936
Number of additional shares authorized	2,874,280
Common stock capital shares reserved for future issuance											1,849,569
Share price							$ 20.20		$ 20.20
Compensation cost not yet recognized							$ 1,205		$ 1,205
Equity Incentive Plan 2015 [Member]
Number of shares authorized													2,000,000